Note 25 - Post-employment and other employee benefit commitments. Defined Benefit Commitments (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit At The Beginning [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		€ 8,116,000,000	€ 7,585,000,000	€ 8,384,000,000
Defined Benefit At The Beginning [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		3,493,000,000	2,839,000,000	3,006,000,000
Defined Benefit At The Beginning [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		4,622,000,000	4,746,000,000	5,378,000,000
Current Service Cost Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		53,000,000	52,000,000	61,000,000
Current Service Cost Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		0	0	0
Current Service Cost Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		53,000,000	52,000,000	61,000,000
Interest Expense Income Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		261,000,000	290,000,000	279,000,000
Interest Expense Income Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		219,000,000	230,000,000	206,000,000
Interest Expense Income Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		42,000,000	60,000,000	74,000,000
Contributions To Plan Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		4,000,000	4,000,000	4,000,000
Contributions To Plan Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		4,000,000	4,000,000	3,000,000
Contributions To Plan Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		0	0	1,000,000
Contributions To Plan By Employer Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		0	0	0
Contributions To Plan By Employer Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		124,000,000	65,000,000	103,000,000
Contributions To Plan By Employer Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		(124,000,000)	(65,000,000)	(103,000,000)
Past Service Cost Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	[1]	219,000,000	210,000,000	109,000,000
Past Service Cost Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	[1]	0	0	0
Past Service Cost Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	[1]	219,000,000	210,000,000	109,000,000
Gain Loss On Remeasurement Of Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		364,000,000	783,000,000	(263,000,000)
Gain Loss On Remeasurement Of Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		176,000,000	454,000,000	(286,000,000)
Gain Loss On Remeasurement Of Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		187,000,000	329,000,000	21,000,000
Return On Plan Assets Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	[2]	0	0	0
Return On Plan Assets Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	[2]	176,000,000	454,000,000	(286,000,000)
Return On Plan Assets Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	[2]	(176,000,000)	(454,000,000)	286,000,000
Actuarial Gains Losses Arising From Changes In Demographic Assumptions Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		57,000,000	(15,000,000)	14,000,000
Actuarial Gains Losses Arising From Changes In Demographic Assumptions Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		0	0	0
Actuarial Gains Losses Arising From Changes In Demographic Assumptions Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		57,000,000	(15,000,000)	14,000,000
Actuarial Gains Losses Arising From Changes In Financial Assumptions Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		276,000,000	688,000,000	(274,000,000)
Actuarial Gains Losses Arising From Changes In Financial Assumptions Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		0	0	0
Actuarial Gains Losses Arising From Changes In Financial Assumptions Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		276,000,000	688,000,000	(274,000,000)
Actuarial Gains Losses Arising From Experience Adjustments Net Defined Benefit Liability Asset [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		30,000,000	110,000,000	(3,000,000)
Actuarial Gains Losses Arising From Experience Adjustments Net Defined Benefit Liability Asset [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		0	0	0
Actuarial Gains Losses Arising From Experience Adjustments Net Defined Benefit Liability Asset [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		30,000,000	110,000,000	(3,000,000)
Benefit payments defined Benefit Commitments | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		(839,000,000)	(905,000,000)	(979,000,000)
Benefit payments defined Benefit Commitments | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		(185,000,000)	(187,000,000)	(200,000,000)
Benefit payments defined Benefit Commitments | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		(654,000,000)	(718,000,000)	(779,000,000)
Settlement payments defined Benefit Commitments | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		0	0	0
Settlement payments defined Benefit Commitments | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		0	0	0
Settlement payments defined Benefit Commitments | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		0	0	0
Business combinations and disposalsdefined Benefit Commitments | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	[3]	(371,000,000)	15,000,000	13,000,000
Business combinations and disposalsdefined Benefit Commitments | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	[3]	(327,000,000)	12,000,000	11,000,000
Business combinations and disposalsdefined Benefit Commitments | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan	[3]	(44,000,000)	3,000,000	2,000,000
Effect on changes in foreign exchange rates defined Benefit Commitments | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		(459,000,000)	63,000,000	(31,000,000)
Effect on changes in foreign exchange rates defined Benefit Commitments | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		(409,000,000)	69,000,000	(9,000,000)
Effect on changes in foreign exchange rates defined Benefit Commitments | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		(50,000,000)	(6,000,000)	(22,000,000)
Defined Benefit Transformation | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		0	0	0
Defined Benefit Transformation | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		0	0	0
Defined Benefit Transformation | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		0	0	0
Other effects defined Benefit Commitments | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		1,000,000	19,000,000	10,000,000
Other effects defined Benefit Commitments | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		(3,000,000)	6,000,000	6,000,000
Other effects defined Benefit Commitments | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		4,000,000	13,000,000	4,000,000
Defined benefit at the end Member [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		7,348,000,000	8,116,000,000	7,585,000,000
Defined benefit at the end Member [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		3,092,000,000	3,493,000,000	2,840,000,000
Defined benefit at the end Member [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		4,256,000,000	4,623,000,000	4,745,000,000
Of Which Spain [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		4,288,000,000	4,592,000,000	4,807,000,000
Of Which Spain [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		249,000,000	266,000,000	260,000,000
Of Which Spain [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		4,039,000,000	4,326,000,000	4,547,000,000
Of Which Mexico [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		2,219,000,000	2,231,000,000	1,615,000,000
Of Which Mexico [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		2,122,000,000	2,124,000,000	1,587,000,000
Of Which Mexico [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		97,000,000	107,000,000	28,000,000
Of Which United States [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		0	375,000,000	326,000,000
Of Which United States [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		0	323,000,000	287,000,000
Of Which United States [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		0	52,000,000	39,000,000
Of Which Turkey [Member] | Present Value Of Defined Benefit Obligation Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		367,000,000	444,000,000	422,000,000
Of Which Turkey [Member] | Plan Assets Member
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		282,000,000	359,000,000	339,000,000
Of Which Turkey [Member] | Net Benefit Liability Asset [Member]
Disclosure of defined benefit commitments Line Items
Defined Benefit Commitments Plan		€ 85,000,000	€ 86,000,000	€ 83,000,000

[1]	(1) Including gains and losses arising from settlements.
[2]	(2) Excluding interest, which is recorded under "Interest income or expense".
[3]	(*) The amount in 2020 in mainly due to the stake in BBV A USA (see Note 3).